Financial Instruments (Details 8) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Sensitivity analysis of financial balances of absolute changes in Consumer Price Index +2% [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax equity	₪ (217)	₪ (220)
Sensitivity analysis of financial balances of absolute changes in Consumer Price Index +1% [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax equity	(108)	(110)
Sensitivity analysis of financial balances of absolute changes in Consumer Price Index -1% [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax equity	108	110
Sensitivity analysis of financial balances of absolute changes in Consumer Price Index -2% [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax equity	₪ 217	₪ 220